Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of financial assets [line items]
Balance at beginning of period	$ 8	$ (3)
Provision for credit losses
Purchases	2	2
Sales and maturities	(4)
Changes in risk, parameters and exposures	(1)	(2)
Balance at end of period	5	(3)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	12	4
Provision for credit losses
Purchases	2	2
Sales and maturities	(4)
Changes in risk, parameters and exposures	(2)
Exchange rate and other	(1)
Balance at end of period	7	6
Performing Stage two [member]
Provision for credit losses
Changes in risk, parameters and exposures	3
Balance at end of period	3
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(4)	(7)
Provision for credit losses
Changes in risk, parameters and exposures	(2)	(2)
Exchange rate and other	1
Balance at end of period	$ (5)	$ (9)